12. Commitments and Contingencies (Details)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum lease obligation 2016	$ 161,436
Minimum lease obligation 2017	183,163
Minimum lease obligation 2018	191,493
Minimum lease obligation 2019	199,881
Minimum lease obligation 2020	208,907
Minimum lease obligation thereafter	17,472
Minimum lease obligation	$ 962,352